April 17, 2013

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:         Touchstone Strategic Trust (the “Trust”)

Form N-14/A for the reorganization of the Touchstone Focused Equity Fund (the “Acquired Fund”), a series of the Touchstone Funds Group Trust, into the Touchstone Focused Fund (the “Acquiring Fund”), a series of the Touchstone Strategic Trust.

Ladies and Gentlemen:

On behalf of the Trust, we are filing for your review Form N-14/A including the Combined Information Statement/Prospectus, Statement of Additional Information, and relevant exhibits, with respect to the acquisition of assets of the Acquired Fund for shares of the Acquiring Fund.  This pre-effective amendment incorporates comments received by the staff on April 1, 2013.  Accompanied with this filing is a request for acceleration to declare the filing effective at 8:00 a.m. on Thursday, April 18, 2013, or as soon as practicable thereafter.

Please direct any comments or questions on this filing to the undersigned at (513) 629-2941.

Best regards,

/s/ Bo James Howell
Bo James Howell
Counsel

P.O. Box 9878 • Providence, RI 02940-8078

ph 800.543.0407 • TouchstoneInvestments.com

Touchstone Securities, Inc. • Member FINRA and SIPC